Income Tax Matters	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense (benefit) for the years ended December 31, 2014, 2013 and 2012 are summarized as follows:

	2014	2013	2012
	(dollars in thousands)
Current tax expense (benefit):
Federal	$11	$(98)	$1,243
State	44	2	256

Total	55	(96)	1,499

Deferred tax expense (benefit):
Federal	458	285	(946)
State	135	153	(188)

Total	593	438	(1,134)

Net provision for income taxes	$648	$342	$365

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2014	2013	2012
	(dollars in thousands)

Tax computed at the statutory federal rate	$791	$441	$262
Increases (decrease) resulting from:
Tax exempt interest, net	(252)	(229)	(250)
State income taxes, net of federal benefit	118	102	45
Impairment of goodwill	—	—	336
Other	(9)	28	(28)

Provision for income taxes	$648	$342	$365

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2014, 2013 and 2012 are as follows:

	2014	2013	2012
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$1,395	$1,934	$2,514
Deferred compensation	975	853	696
Other	701	856	1,030
Net unrealized loss on securities available for sale	—	289	—

Total deferred tax assets	3,071	3,932	4,240
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(157)	—	(801)
Premises and equipment	(371)	(487)	(651)
Deferred loans fees and costs	(198)	(199)	(187)
Loan servicing	(182)	(201)	(208)

Total deferred tax liabilities	(908)	(887)	(1,847)

Net recorded deferred tax asset	$2,163	$3,045	$2,393

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.